SHARE-BASED PAYMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Trading days prior to redemption date	5 days
Weighted average remaining contractual life of outstanding share options	4 years
Number of other equity instruments granted in share-based payment arrangement	1,864,000	2,177,000
Measurement period for weighted average exercise price of long-term share unit award incentive plans	20 days
Weighted average exercise price long-term share unit award incentive plans (in CAD per share) | $ / shares	$ 46.26	$ 37.99
Number of share options granted in share-based payment arrangement	599,000	2,695,000
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
DSUs as a percent of total director compensation	50.00%
Exercise price of outstanding share options | $ / shares	$ 48.62
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		$ 40.17
Share-based Compensation Award, Tranche One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement	0.3333
Share-based Compensation Award, Tranche Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement	0.3333
Share-based Compensation Award, Tranche Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement	0.3333
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	623,000	704,000
Weighted average remaining contractual life of outstanding other equity instruments (years)	3 years
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	1,202,000	1,429,000
RSUs | Share-based Compensation Award, Tranche One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	0.3333
RSUs | Share-based Compensation Award, Tranche Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	0.3333
RSUs | Share-based Compensation Award, Tranche Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	0.3333
Share Option Plan and Share Unit Award Incentive Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	7 years
Vesting period (years)	4 years
Expiration period (years)	7 years